CONSOLIDATED BUSINESS SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2022
CONSOLIDATED BUSINESS SEGMENT INFORMATION [Abstract]
CONSOLIDATED BUSINESS SEGMENT INFORMATION
7.	CONSOLIDATED BUSINESS SEGMENT INFORMATION

IFRS 8 “Operating Segments” requires an entity to report financial and descriptive information about its reportable segments, which are operating segments or aggregations of operating segments that meet specified criteria. Operating segments are components of an entity about which separate financial information is available that is evaluated regularly by the CODM in deciding how to allocate resources and in assessing performance. The Company’s CODM is the Board of Directors.

The Company analyzes its businesses into four segments: (i) Natural Gas Transportation Services, subject to ENARGAS regulations, (ii) Liquids Production and Commercialization, (iii) Other Services including midstream, among others, and (iv) Telecommunications. These last three business segments are not regulated by ENARGAS. Production and Commercialization of Liquids segment is regulated by the SE.

Detailed information on each business segment for the years ended December 31, 2022, 2021 and 2020 is disclosed below:

Year ended December 31, 2022
		Production and
	Natural Gas	Commercialization of	Other
	Transportation	Liquids	Services	Telecommunications	Eliminations	Total
Revenues from sales	40,643,462	104,214,859	18,747,054	919,414	-	164,524,789
Intersegment revenues	1,164,760	-	-	-	(1,164,760)	-
Cost of sales	(29,357,094)	(58,784,800)	(8,407,580)	(656,850)	1,164,760	(96,041,564)
Administrative expenses	(4,230,811)	(829,258)	(627,243)	(67,121)	-	(5,754,433)
Selling expenses	(3,019,249)	(5,737,983)	(1,336,806)	(109,559)	-	(10,203,597)
Other operating results	(180,352)	37,940	65,914	-	-	(76,498)
Operating profit	5,020,716	38,900,758	8,441,339	85,884	-	52,448,697
Depreciation of property, plant and equipment	(14,385,464)	(1,308,511)	(3,878,694)	-	-	(19,572,669)

	Natural Gas	Commercialization of	Other
	Transportation	Liquids	Services	Telecommunications	Total
Identifiable assets	224,390,925	79,765,071	102,867,810	5,068,419	412,092,225
Identifiable liabilities	68,642,296	7,941,685	63,768,842	4,515,113	144,867,936

Year ended December 31, 2021
		Production and
	Natural Gas	Commercialization of	Other
	Transportation	Liquids	Services	Telecommunications	Eliminations	Total
Revenue from sales	47,729,944	108,559,750	16,137,635	892,492	-	173,319,821
Intersegment revenues	1,753,852	-	-	-	(1,753,852)	-
Cost of sales	(30,398,565)	(56,280,587)	(7,294,631)	(623,473)	1,753,852	(92,843,404)
Administrative expenses	(3,820,247)	(664,124)	(465,910)	(45,786)	-	(4,996,067)
Selling expenses	(3,353,756)	(4,889,198)	(1,010,116)	(86,494)	-	(9,339,564)
Other operating results	(396,796)	626,862	20,099	760	-	250,925
Operating profit	11,514,432	47,352,703	7,387,077	137,499	-	66,391,711
Depreciation of property, plant and equipment	(13,844,172)	(1,194,842)	(3,682,135)	-	-	(18,721,149)

		Production and
	Natural Gas	Commercialization of	Other
	Transportation	Liquids	Services	Telecommunications	Total
Identifiable assets	242,560,322	74,892,859	87,327,237	739,498	405,519,916
Identifiable liabilities	78,050,198	21,404,091	70,954,650	204,490	170,613,429

Year ended December 31, 2020
		Production and
	Natural Gas	Commercialization of	Other
	Transportation	Liquids	Services	Telecommunications	Eliminations	Total
Revenue from sales	69,100,376	81,140,913	12,832,687	1,201,467	-	164,275,443
Intersegment revenues	2,483,327	-	-	-	(2,483,327)	-
Cost of sales	(29,218,827)	(46,554,104)	(6,938,313)	(821,874)	2,483,327	(81,049,791)
Administrative expenses	(3,652,010)	(746,192)	(512,372)	(37,239)	-	(4,947,813)
Selling expenses	(4,290,739)	(3,457,748)	(881,361)	(96,031)	-	(8,725,879)
Other operating (expenses) / income	(129,779)	411,530	7,383	4,388	-	293,522
Impairment of PPE	(9,156,072)	-	-	-	-	(9,156,072)
Operating profit	25,136,276	30,794,399	4,508,024	250,711	-	60,689,410
Depreciation of property, plant and equipment	(13,415,586)	(1,125,453)	(3,574,463)	-	-	(18,115,502)

		Production and
	Natural Gas	Commercialization of	Other
	Transportation	Liquids	Services	Telecommunications	Total
Identifiable assets	243,316,895	52,023,450	82,037,118	720,848	378,098,311
Identifiable liabilities	81,196,369	15,989,754	86,567,711	210,291	183,964,125